Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 18 — Segment Reporting

Basis of Segmentation

The Group’s revenue is segmented based on distinct revenue streams to provide a better understanding of the sources of income. Below are the details of each segment and their respective revenue streams:

Segment 1: Sponsorships

This segment includes revenue generated from sponsorship agreements. The revenue is primarily derived from providing exposure to sponsors’ brands through promotional activities, event placements, free tickets, and participation rights in sponsored events.

Segment 2: Ticketing and Related Revenue

This segment encompasses revenue from:

●	Event Ticket Sales: Revenue from the sale of event tickets.

●	Short-term Leases for Non-Volleyball Events: Revenue from renting the arena for non-volleyball events hosted by UYBA.

●	Merchandise Sales: Revenue generated from the sale of branded merchandise.

●	Youth Training Programs: Revenue from youth training programs conducted during the sports season, typically spanning from September to October.

Segment 3: Player Transfers

This segment accounts for revenue generated from transferring players to other clubs.

Segment 4: Other Revenue

This segment includes various other revenue streams, such as consulting services, one-off events, and other similar activities.

Segment 5: Subsidies, Grants, and Donations

This segment includes revenue received through grants, subsidies, and donations. These are typically earned by meeting specific eligibility criteria, primarily by FKAP.

Segment-Specific Policies

Segment 1: Sponsorships

Revenue Stream: Sponsorship agreements.

Recognition: Revenue is recognized over time as performance obligations are satisfied. This includes exposure of sponsor brands through jerseys, event placements, promotional spots, and other agreed deliverables.

Performance Obligations: A single performance obligation is identified as the services are interdependent and delivered as a cohesive package throughout the contractual period.

Measurement: Progress is measured based on milestones such as matches played or events conducted, which directly link to the sponsor’s benefits.

Segment 2: Ticketing and Related Activities

Revenue Streams:

Stream 2: Event ticket sales.

Stream 3: Renting the arena for non-volleyball events.

Stream 4: Merchandise sales (store).

Stream 5: Youth training programs.

Recognition:

Ticket Sales: Revenue recognized at a point in time when the event occurs.

Arena Rentals: Revenue recognized over the rental period.

Merchandise Sales: Recognized at the point of sale when control transfers to the customer.

Youth Training: Recognized over the training program period.

Measurement: Transaction price is allocated based on observable stand-alone selling prices.

Segment 3: Player Transfers

Revenue Stream: Revenue from transferring players to other clubs.

Recognition: Revenue recognized at the point in time when control of the player’s registration rights is transferred.

Measurement: Based on the agreed transaction price in the transfer agreement.

Segment 4: Others

Revenue Streams: Consulting services, one-off events, and miscellaneous activities.

Recognition: Revenue is recognized either at a point in time or over time depending on the nature of the services provided.

Performance Obligations: These are identified based on the distinct services provided under each contract.

Segment 5: Subsidies, Grants, and Donations

Revenue Streams:

Grants and Subsidies: Received for specific purposes such as youth development or infrastructure.

Donations: General or specific purpose funding.

Recognition: Revenue recognized when eligibility criteria or conditions attached to the grant or subsidy are met.

Measurement: Based on the fair value of funds received or receivable.

Our management reporting framework, including the assumptions and methodologies applied, is regularly reviewed to ensure their continued validity and relevance. The capital attribution methodologies rely on several key assumptions, which are periodically reassessed and updated as needed.

For the six months ended June 30, 2025 and 2024, the Company’s revenue, expenses, net segment profit or loss, and assets and liabilities came from the following segments:

Six Months Ended June 30, 2025 (Net segment profit or loss)

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other income (expenses)	Segment Profit/(Loss)
Sponsorships	66,678	(1,022,122)	(955,444)	522,635	(432,809)
Ticketing, short-leases, store and youth league	59,062	(904,985)	(845,923)	462,934	(382,989)
Player Transfers	115,656	(1,784,011)	(1,668,355)	906,582	(761,773)
Others	32,134	(649,236)	(617,102)	251,876	(365,226)

	273,530	(4,360,354)	(4,086,824)	2,144,027	(1,942,797)

Six Months Ended June 30, 2024 (Net segment profit or loss)

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other income (expenses)	Segment Profit/(Loss)
Sponsorships	148,849	(997,014)	(848,165)	60,094	(788,071)
Ticketing, short-leases, store and youth league	5,805	(42,776)	(36,971)	2,344	(34,627)
Player Transfers	249,963	(1,674,291)	(1,424,328)	100,916	(1,323,412)
Others	87,583	(611,015)	(523,432)	35,358	(488,074)

	492,200	(3,325,096)	(2,832,896)	198,712	(2,634,184)

Segment Asset and liabilities balance as of June 30, 2025

Segment	Segment Assets	Segment Liabilities
Sponsorships	6,871,631	(9,806,111)
Ticketing, short-leases, store and youth league	6,086,749	(2,567,255)
Player Transfers	11,919,154	(5,167,184)
Others	3,311,632	(1,413,273)

	28,189,166	(18,953,823)

Segment Asset and liabilities balance as of December 31, 2024

Segment	Segment Assets	Segment Liabilities
Sponsorships	652,045	(1,543,646)
Ticketing, short-leases, store and youth league	127,603	(22,321)
Player Transfers	881,686	(171,955)
Others	3,939,049	(48,178)
Total Continuing Operations	5,600,383	(1,786,100)

Total Discontinued Operations	4,517,910	(4,513,596)
	10,118,293	(6,299,696)